ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued compensation to executive officers	$ 110,834	$ 90,834	$ 142,315
Accrued professional fees and settlements	91,184	86,392	259,119
Accrued interest	1,811,113	1,304,684	942,446
Total accrued expenses	$ 2,013,131	$ 1,481,910	$ 1,343,880